FEDERATED HERMES FIXED INCOME SECURITIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 25, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES FIXED INCOME SECURITIES, INC. (the “Registrant”)
Federated Hermes Municipal Ultrashort Fund Class A Shares Institutional Shares Class R6 Shares (the “Fund”)

1933 Act File No. 33-43472
1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated November 30, 2020, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 101 on November 23, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary